Share Capital - Summary Of Fair Value Of Options Used To Determine The Weighted Average Assumptions (Detail)	12 Months Ended
	Nov. 30, 2020 yr $ / shares	Nov. 30, 2020 yr $ / shares	Nov. 30, 2019 yr $ / shares	Nov. 30, 2019 yr $ / shares
Disclosure of classes of share capital [line items]
Option exercise price | (per share)	$ 2.35	$ 3.05	$ 6.15	$ 8.19
USD
Disclosure of classes of share capital [line items]
Risk-free interest rate	0.74%	0.74%
Expected volatility	78.00%	78.00%
Average option life in years	8.5	8.5
Grant-date share price | $ / shares	$ 2.35
CAD
Disclosure of classes of share capital [line items]
Risk-free interest rate	0.95%	0.95%	2.15%	2.15%
Expected volatility	74.00%	74.00%	57.00%	57.00%
Average option life in years	8.5	8.5	8	8
Grant-date share price | (per share)	$ 2.35	$ 3.05	$ 6.15	$ 8.19